As filed with the Securities and Exchange Commission on May 10, 2019
1933 Act Registration No. 002-88566
1940 Act Registration No. 811-04255
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ X ]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	86	[ X ]

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ X ]
Amendment No.	86	[ X ]

 (Check appropriate box or boxes)
_________________________
Neuberger Berman Advisers Management Trust
 (Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code:  (212) 476-8800
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Advisers Management Trust
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
 (Name and Address of Agent for Service)
With copies to:

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
 Washington, D.C.  20006-1600
___________________________________
Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective (check appropriate box):
X	immediately upon filing pursuant to paragraph (b)
on ____________ pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on ____________ pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on ____________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment is being filed solely to submit in interactive data format exhibits containing risk/return summary information that is identical to the risk/return summary information contained in the Registrant’s prospectuses for the following classes of the following funds which was filed with the Securities and Exchange Commission on April 19, 2019, in Post-Effective Amendment No. 85 to the Registrant’s registration statement:
Class I shares of International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, Sustainable Equity Portfolio, and U.S. Equity Index PutWrite Strategy Portfolio.

Class S shares of International Equity Portfolio, Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Real Estate Portfolio, Sustainable Equity Portfolio, and U.S. Equity Index PutWrite Strategy Portfolio.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 86 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York on the 10th day of May, 2019.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

By:	/s/ Joseph V. Amato
Name:	Joseph V. Amato
Title:	President and Chief Executive Officer

          Pursuant to the requirements of the 1933 Act, Post-Effective Amendment No. 86 has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Joseph V. Amato	President, Chief Executive Officer and Trustee	May 10, 2019
Joseph V. Amato
/s/ John M. McGovern	Treasurer and Principal Financial and Accounting Officer	May 10, 2019
John M. McGovern
/s/ Robert Conti	Trustee	May 10, 2019
Robert Conti*
/s/ Michael J. Cosgrove	Trustee	May 10, 2019
Michael J. Cosgrove*
/s/ Marc Gary	Trustee	May 10, 2019
Marc Gary*
/s/ Martha C. Goss	Trustee	May 10, 2019
Martha C. Goss*
/s/ Michael M. Knetter	Trustee	May 10, 2019
Michael M. Knetter*
/s/ Deborah C. McLean	Trustee	May 10, 2019
Deborah C. McLean*
/s/ George W. Morriss	Trustee	May 10, 2019
George W. Morriss*
/s/ Tom D. Seip	Chairman of the Board and Trustee	May 10, 2019
Tom D. Seip*
/s/ James G. Stavridis	Trustee	May 10, 2019
James G. Stavridis*
/s/ Candace L. Straight	Trustee	May 10, 2019
Candace L. Straight*

Signature	Title	Date

/s/ Peter P. Trapp	Trustee	May 10, 2019
Peter P. Trapp*

*Signatures affixed by Franklin H. Na on May 10, 2019, pursuant to a power of attorney filed with Post-Effective Amendment No. 210 to the Registration Statement on Form N-1A of Neuberger Berman Equity Funds, File Nos. 002-11357 and 811-00582, on October 5, 2018.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
EXHIBIT INDEX

Exhibit	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase